File Nos. 333-187583

811-22818

As filed with the Securities and Exchange Commission

on August 18, 2021

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 24	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 27	☑

WESTCHESTER CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive

Valhalla, New York 10595

(Address of principal executive offices)

(914) 741-5600

(Registrant's telephone number, including area code)

Roy D. Behren and Michael T. Shannon

Westchester Capital Funds

100 Summit Lake Drive

Valhalla, New York 10595

(Name and address of agent for Service)

with copies to:

Jeremy Smith, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☑  on (September 30, 2021), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 24 to the Registration Statement of Westchester Capital Funds (the “Registrant”) is to designate a new effective date of the Post-Effective Amendment No. 23, which was filed on July 2, 2021 (Accession No. 0001104659-21-088940). Parts A, B and C of Post-Effective Amendment No. 23 are unchanged and are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Valhalla and State of New York, on the 18th day of August, 2021.

WESTCHESTER CAPITAL FUNDS

By:	/s/ Roy Behren
Roy Behren
Title:	Co-President; Treasurer and Trustee

By:	/s/ Michael T. Shannon
Michael T. Shannon
Title:	Co-President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 24 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Roy Behren	Co-President, Treasurer and Trustee	August 18, 2021
Roy Behren

/s/ Michael T. Shannon	Co-President and Trustee	August 18, 2021
Michael T. Shannon

/s/ Christopher Colomb	Principal Financial Officer	August 18, 2021
Christopher Colomb

Barry Hamerling*	Trustee	August 18, 2021
Barry Hamerling

Richard V. Silver*	Trustee	August 18, 2021
Richard V. Silver

Christianna Wood*	Trustee	August 18, 2021
Christianna Wood

* By:	/s/ Roy Behren
Roy Behren
Attorney-in-Fact**

** Pursuant to Powers of Attorney for each of Barry Hamerling, Richard V. Silver and Christianna Wood filed as Exhibit (h)(5) to Pre-Effective Amendment No. 1 to the Registration Statement filed on August 9, 2013.